Capital Income Builder®
Investment portfolio
July 31, 2021
unaudited
Common stocks 77.01% Financials 15.11%	Shares	Value (000)
Zurich Insurance Group AG	3,291,868	$1,329,321
JPMorgan Chase & Co.	8,478,192	1,286,820
Toronto-Dominion Bank (CAD denominated)	18,688,254	1,242,538
PNC Financial Services Group, Inc.	5,437,200	991,800
Münchener Rückversicherungs-Gesellschaft AG	3,120,721	843,676
CME Group, Inc., Class A	3,854,175	817,586
DBS Group Holdings, Ltd.	25,153,229	564,530
DNB Bank ASA[1]	26,548,332	544,053
Power Corporation of Canada, subordinate voting shares[2]	16,702,500	533,098
Principal Financial Group, Inc.	8,459,900	525,614
Great-West Lifeco, Inc. (CAD denominated)	17,259,000	519,319
American International Group, Inc.	10,061,939	476,433
Hong Kong Exchanges and Clearing, Ltd.	7,113,090	453,999
Intesa Sanpaolo SpA	153,924,118	425,714
ING Groep NV	31,979,707	411,453
Kaspi.kz JSC[3]	3,625,758	410,436
Ping An Insurance (Group) Company of China, Ltd., Class H	39,276,700	344,441
Ping An Insurance (Group) Company of China, Ltd., Class A	6,349,427	52,782
Citigroup, Inc.	4,374,985	295,837
KeyCorp	14,946,233	293,843
Tryg A/S	11,066,626	273,622
Truist Financial Corp.	4,945,439	269,180
AIA Group, Ltd.	19,745,800	236,559
Moscow Exchange MICEX-RTS PJSC	83,512,481	197,674
East West Bancorp, Inc.	2,575,200	183,225
Morgan Stanley	1,749,000	167,869
PICC Property and Casualty Co., Ltd., Class H	199,896,000	161,539
China Pacific Insurance (Group) Co., Ltd., Class H	55,837,100	157,355
National Bank of Canada	2,053,000	157,134
Swedbank AB, Class A	7,859,300	153,162
Citizens Financial Group, Inc.	3,587,962	151,268
Travelers Companies, Inc.	1,001,700	149,173
B3 SA-Brasil, Bolsa, Balcao	50,608,596	148,184
U.S. Bancorp	2,655,500	147,486
China Merchants Bank Co., Ltd., Class H	17,028,000	129,718
State Street Corp.	1,415,000	123,303
Franklin Resources, Inc.	3,799,500	112,275
Euronext NV	917,501	102,091
UBS Group AG	6,059,574	99,939
BNP Paribas SA	1,607,000	98,079
Sberbank of Russia PJSC (ADR)	5,513,361	91,797
Webster Financial Corp.	1,882,379	90,542
Discover Financial Services	703,009	87,398
Everest Re Group, Ltd.	327,827	82,885
BlackRock, Inc.	87,800	76,138
Marsh & McLennan Companies, Inc.	476,909	70,211
KBC Groep NV	862,400	69,463
Capital Income Builder — Page 1 of 32

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Banco Santander, SA	18,170,300	$66,550
EFG International AG	5,877,438	47,819
BOC Hong Kong (Holdings), Ltd.	13,549,000	43,588
Wells Fargo & Company	904,400	41,548
Vontobel Holding AG	362,922	32,011
The Blackstone Group, Inc.	265,784	30,637
Skandinaviska Enskilda Banken AB, Class A	1,311,425	17,756
South State Corp.	230,600	15,875
Cullen/Frost Bankers, Inc.	146,000	15,669
IIFL Wealth Management, Ltd.	760,130	14,416
Jonah Energy Parent LLC[1,4,5]	1,631	34
		16,476,465
Information technology 9.47%
Broadcom, Inc.	7,521,354	3,650,865
Microsoft Corp.	7,754,627	2,209,371
Taiwan Semiconductor Manufacturing Company, Ltd.	56,326,456	1,168,223
GlobalWafers Co., Ltd.	17,604,000	533,188
Intel Corp.	9,783,758	525,583
Vanguard International Semiconductor Corp.[1,6]	90,088,249	372,079
NetApp, Inc.	4,669,489	371,645
Automatic Data Processing, Inc.	1,198,400	251,221
Paychex, Inc.	2,099,535	238,969
KLA Corp.	607,414	211,477
Texas Instruments, Inc.	1,011,891	192,887
Apple, Inc.	878,000	128,065
QUALCOMM, Inc.	766,977	114,893
Tokyo Electron, Ltd.	219,200	89,754
Western Union Company	3,464,700	80,416
Tripod Technology Corp.	16,430,000	70,502
International Business Machines Corp.	227,619	32,085
SAP SE	203,332	29,147
BE Semiconductor Industries NV	261,100	22,901
FDM Group (Holdings) PLC	1,201,600	19,775
SINBON Electronics Co., Ltd.[1]	1,795,000	15,405
		10,328,451
Consumer staples 9.10%
Philip Morris International, Inc.	27,852,107	2,787,717
British American Tobacco PLC	31,477,411	1,172,815
British American Tobacco PLC (ADR)	5,339,964	199,982
Nestlé SA	5,549,037	703,239
PepsiCo, Inc.	4,358,090	684,002
General Mills, Inc.	10,188,917	599,720
Altria Group, Inc.	12,205,361	586,346
Coca-Cola Company	7,885,098	449,687
Unilever PLC (GBP denominated)	7,578,290	437,259
Carlsberg A/S, Class B	1,953,683	361,234
Danone SA	4,609,166	339,321
Imperial Brands PLC	14,877,448	318,880
ITC, Ltd.	80,059,236	220,495
Keurig Dr Pepper, Inc.	6,224,700	219,172
Kraft Heinz Company	5,182,637	199,376
Anheuser-Busch InBev SA/NV	2,456,583	155,614
Kimberly-Clark Corp.	1,000,000	135,720
Capital Income Builder — Page 2 of 32

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Reckitt Benckiser Group PLC	1,177,832	$90,422
Procter & Gamble Company	602,921	85,754
Vector Group, Ltd.	6,328,252	84,545
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	8,358,985	43,230
Viscofan, SA, non-registered shares	296,500	20,593
Scandinavian Tobacco Group A/S	970,000	19,876
Hilton Food Group PLC	849,500	13,461
		9,928,460
Health care 8.24%
Amgen, Inc.	8,212,646	1,983,682
Gilead Sciences, Inc.	26,264,139	1,793,578
AbbVie, Inc.	9,103,800	1,058,772
GlaxoSmithKline PLC	47,889,336	943,775
Novartis AG	7,970,723	738,074
Medtronic PLC	5,176,766	679,761
AstraZeneca PLC	4,223,135	485,345
Abbott Laboratories	3,053,600	369,424
UnitedHealth Group, Inc.	695,945	286,882
Roche Holding AG, nonvoting non-registered shares	551,942	213,471
Eli Lilly and Company	620,262	151,034
Merck & Co., Inc.	1,765,403	135,707
Royalty Pharma PLC, Class A	3,217,352	122,903
Koninklijke Philips NV (EUR denominated)	310,789	14,338
Organon & Co.[1]	126,814	3,679
		8,980,425
Real estate 7.43%
Crown Castle International Corp. REIT	14,576,928	2,814,659
VICI Properties, Inc. REIT[6]	33,152,506	1,034,027
Digital Realty Trust, Inc. REIT	5,164,190	796,111
Gaming and Leisure Properties, Inc. REIT[6]	11,769,264	557,157
Link Real Estate Investment Trust REIT	49,671,097	474,906
Federal Realty Investment Trust REIT	2,500,000	293,825
TAG Immobilien AG6	8,357,209	277,386
MGM Growth Properties LLC REIT, Class A	7,088,408	267,942
CK Asset Holdings, Ltd.	31,305,434	213,305
Equinix, Inc. REIT	205,490	168,586
Charter Hall Group REIT	13,076,087	156,317
Longfor Group Holdings, Ltd.	28,581,500	133,324
American Tower Corp. REIT	444,338	125,659
Embassy Office Parks REIT	21,328,000	103,692
Alexandria Real Estate Equities, Inc. REIT	472,920	95,218
Powergrid Infrastructure Investment Trust[1,6]	59,148,100	94,554
CTP NV1	4,521,200	91,176
Americold Realty Trust REIT	2,331,000	90,559
Mindspace Business Parks REIT	21,491,600	81,888
Kimco Realty Corp. REIT	3,824,600	81,579
Sun Hung Kai Properties, Ltd.	5,568,353	79,751
China Resources Land, Ltd.	14,010,000	46,873
PSP Swiss Property AG	141,200	19,126
		8,097,620
Capital Income Builder — Page 3 of 32

unaudited
Common stocks (continued) Utilities 7.09%	Shares	Value (000)
Enel SpA	111,061,469	$1,024,989
Iberdrola, SA, non-registered shares	78,598,987	947,299
E.ON SE	63,851,940	785,620
DTE Energy Company	6,024,600	706,806
Dominion Energy, Inc.	7,592,898	568,480
Power Grid Corporation of India, Ltd.	235,308,470	541,195
Exelon Corp.	10,476,987	490,323
Duke Energy Corp.	4,452,900	468,044
Southern Co.	5,732,500	366,135
Entergy Corp.	2,799,356	288,110
China Gas Holdings Ltd.	65,900,400	203,523
Engie SA	11,061,078	147,640
Engie SA, bonus dividend[4]	3,818,624	50,970
National Grid PLC	14,843,350	190,663
SSE PLC	9,390,878	188,686
Endesa, SA	6,413,606	156,043
AES Corp.	6,470,571	153,352
Public Service Enterprise Group, Inc.	2,000,000	124,460
Sempra Energy	716,932	93,667
Power Assets Holdings, Ltd.	9,434,000	60,942
Edison International	1,052,860	57,381
Centrica PLC[1]	64,659,813	40,867
Ratch Group PCL, foreign registered shares	21,810,000	28,159
CMS Energy Corp.	283,454	17,515
Keppel Infrastructure Trust	39,257,641	15,935
NextEra Energy, Inc.	128,036	9,974
Evergy, Inc.	75,600	4,931
		7,731,709
Energy 4.69%
TC Energy Corp. (CAD denominated)[2]	15,799,104	770,200
TC Energy Corp.	4,786,599	233,251
Chevron Corp.	8,889,859	905,077
Canadian Natural Resources, Ltd. (CAD denominated)	20,810,675	686,739
Gazprom PJSC (ADR)	51,122,812	397,940
Enbridge, Inc. (CAD denominated)	10,046,896	396,045
EOG Resources, Inc.	4,984,436	363,166
ConocoPhillips	5,954,696	333,820
TotalEnergies SE	6,146,535	267,592
Equitrans Midstream Corp.	18,872,981	155,136
BP PLC	37,787,251	151,900
DT Midstream, Inc.[1]	3,012,300	127,722
Royal Dutch Shell PLC, Class B	4,673,800	92,238
Royal Dutch Shell PLC, Class B (ADR)	738,100	29,192
Schlumberger, Ltd.	3,258,133	93,932
Exxon Mobil Corp.	1,267,600	72,976
Petronet LNG, Ltd.	10,248,279	30,057
Diamond Offshore Drilling, Inc.[1]	536,712	3,180
Diamond Offshore Drilling, Inc.[1,3,4]	187,562	989
		5,111,152
Materials 4.68%
Vale SA, ordinary nominative shares (ADR)	47,121,324	990,490
Vale SA, ordinary nominative shares	22,399,320	467,749
Rio Tinto PLC	10,461,786	887,200
Capital Income Builder — Page 4 of 32

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
BHP Group PLC	23,570,424	$761,410
LyondellBasell Industries NV	4,533,365	450,299
Fortescue Metals Group, Ltd.	15,051,000	275,135
Air Products and Chemicals, Inc.	839,933	244,446
Dow Inc.	3,586,849	222,959
Evonik Industries AG	4,972,487	172,829
Asahi Kasei Corp.	15,237,300	164,867
BASF SE	1,925,521	151,256
Linde PLC	443,307	136,268
Celanese Corp.	570,784	88,911
Nexa Resources SA2	4,624,901	39,080
WestRock Co.	662,600	32,607
Amcor PLC (CDI)	1,901,200	21,974
		5,107,480
Communication services 4.44%
Comcast Corp., Class A	22,823,390	1,342,700
SoftBank Corp.	72,432,848	943,829
BCE, Inc.	13,018,661	649,785
Verizon Communications, Inc.	7,403,006	412,940
Koninklijke KPN NV	108,510,467	356,298
HKT Trust and HKT, Ltd., units	191,081,060	259,655
TELUS Corp.	10,823,388	240,394
Indus Towers, Ltd.	38,347,503	114,452
WPP PLC	8,265,565	106,849
Nippon Telegraph and Telephone Corp.	3,629,700	92,724
ITV PLC[1]	53,372,812	83,239
Omnicom Group, Inc.	931,500	67,832
ProSiebenSat.1 Media SE	3,562,000	67,797
HKBN, Ltd.	28,117,500	32,745
Zegona Communications PLC[6]	14,394,740	29,113
Vodafone Group PLC	12,232,124	19,754
Sanoma Oyj	1,001,195	18,575
Cumulus Media, Inc., Class A1	33,691	397
		4,839,078
Industrials 3.98%
Raytheon Technologies Corp.	14,282,734	1,241,884
VINCI SA	2,877,543	304,517
Lockheed Martin Corp.	800,000	297,336
Singapore Technologies Engineering, Ltd.	100,226,700	296,623
RELX PLC	9,792,839	287,759
BOC Aviation, Ltd.[6]	35,690,470	262,013
BAE Systems PLC	26,483,541	212,038
Trinity Industries, Inc.[6]	7,712,016	209,073
ABB, Ltd.	5,690,901	208,135
Waste Management, Inc.	1,195,011	177,172
Union Pacific Corp.	612,948	134,088
CCR SA, ordinary nominative shares	46,499,778	116,065
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	5,015,200	108,098
Cummins, Inc.	391,200	90,798
United Parcel Service, Inc., Class B	463,000	88,600
Caterpillar, Inc.	281,482	58,196
Deutsche Post AG	658,508	44,612
General Dynamics Corp.	224,400	43,989
Capital Income Builder — Page 5 of 32

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Honeywell International, Inc.	139,234	$32,551
Melrose Industries PLC	12,478,065	27,769
L3Harris Technologies, Inc.	112,066	25,410
Norfolk Southern Corp.	86,215	22,229
Atlas Corp.[2]	1,103,600	14,424
ALD SA	925,162	13,543
Mitsubishi Corp.	389,200	10,863
Stanley Black & Decker, Inc.	45,660	8,997
		4,336,782
Consumer discretionary 2.78%
Home Depot, Inc.	1,427,100	468,360
McDonald’s Corp.	1,741,300	422,631
Midea Group Co., Ltd., Class A	30,262,826	297,693
Starbucks Corp.	2,037,274	247,386
Kering SA	266,338	238,916
Industria de Diseño Textil, SA	6,802,077	230,692
Cie. Financière Richemont SA, Class A	1,605,021	205,533
Hasbro, Inc.	1,963,069	195,208
Taylor Wimpey PLC	65,260,363	149,312
YUM! Brands, Inc.	949,600	124,768
LVMH Moët Hennessy-Louis Vuitton SE	123,918	99,062
Darden Restaurants, Inc.	579,516	84,540
VF Corp.	1,000,784	80,263
Gree Electric Appliances, Inc. of Zhuhai, Class A	10,470,625	77,034
Sands China, Ltd.[1]	15,749,330	53,807
SAIC Motor Corp., Ltd., Class A	10,623,257	30,177
Inchcape PLC	1,132,000	13,382
Thule Group AB	202,966	10,242
		3,029,006
Total common stocks (cost: $60,868,551,000)		83,966,628
Preferred securities 0.20% Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares	3,216,480	201,615
Financials 0.01%
CoBank, ACB, Class E, noncumulative preferred shares[3]	13,000	10,498
Total preferred securities (cost: $146,711,000)		212,113
Rights & warrants 0.00% Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]	684,470	499
Total rights & warrants (cost: $0)		499
Capital Income Builder — Page 6 of 32

unaudited
Convertible stocks 1.08% Utilities 0.40%	Shares	Value (000)
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	3,000,000	$176,310
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	1,500,000	79,605
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	432,600	21,747
AES Corp., convertible preferred units, 6.875% 2024	913,000	92,560
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	609,350	60,770
		430,992
Information technology 0.32%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	226,317	349,511
Health care 0.25%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	171,750	275,248
Industrials 0.08%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[2]	749,200	88,406
Consumer discretionary 0.03%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	197,211	37,028
Total convertible stocks (cost: $887,891,000)		1,181,185
Investment funds 2.83%
Capital Group Central Corporate Bond Fund, Class M6	301,803,430	3,084,431
Total investment funds (cost: $3,057,319,000)		3,084,431
Convertible bonds & notes 0.05% Consumer discretionary 0.05%	Principal amount (000)
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	$40,000	51,485
Total convertible bonds & notes (cost: $40,250,000)		51,485
Bonds, notes & other debt instruments 14.42% U.S. Treasury bonds & notes 7.58% U.S. Treasury 5.61%
U.S. Treasury 8.00% 2021	337,500	345,185
U.S. Treasury 8.125% 2021	124,000	124,358
U.S. Treasury 7.25% 2022	182,500	196,089
U.S. Treasury 7.625% 2022	39,700	43,540
U.S. Treasury 6.25% 2023	350,000	393,177
U.S. Treasury 7.125% 2023	299,800	332,075
U.S. Treasury 7.50% 2024[7]	331,274	408,735
U.S. Treasury 2.875% 2025	100,000	109,253
U.S. Treasury 6.875% 2025	145,145	181,917
U.S. Treasury 7.625% 2025	250,000	313,224
U.S. Treasury 6.00% 2026	206,000	255,745
U.S. Treasury 6.50% 2026	178,000	231,259
U.S. Treasury 6.75% 2026	35,000	45,492
U.S. Treasury 2.25% 2027	75	81
Capital Income Builder — Page 7 of 32

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.125% 2027[7]	$317,000	$419,036
U.S. Treasury 6.375% 2027	85,000	112,809
U.S. Treasury 6.625% 2027	65,000	85,677
U.S. Treasury 1.25% 2028	284,000	289,344
U.S. Treasury 2.875% 2028	160,000	180,466
U.S. Treasury 5.25% 2028	89,000	115,657
U.S. Treasury 5.50% 2028	140,000	183,232
U.S. Treasury 5.25% 2029	25,000	32,648
U.S. Treasury 6.125% 2029	30,000	41,751
U.S. Treasury 6.25% 2030[7]	193,000	276,089
U.S. Treasury 1.125% 2040	228,288	203,729
U.S. Treasury 2.50% 2046	29,300	32,821
U.S. Treasury 2.875% 2046	20,300	24,351
U.S. Treasury 3.00% 2047	116,000	142,526
U.S. Treasury 2.875% 2049	41,800	50,627
U.S. Treasury 3.00% 2049[7]	228,388	282,705
U.S. Treasury 1.25% 2050	117,000	99,426
U.S. Treasury 1.375% 2050	177,000	155,207
U.S. Treasury 1.625% 2050[7]	440,000	410,667
		6,118,898
U.S. Treasury inflation-protected securities 1.97%
U.S. Treasury Inflation-Protected Security 0.125% 2023[8]	277,613	290,235
U.S. Treasury Inflation-Protected Security 0.375% 2023[8]	115,645	123,249
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]	240,242	254,363
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	76,091	82,423
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	20,115	21,831
U.S. Treasury Inflation-Protected Security 0.50% 2024[8]	215,595	233,696
U.S. Treasury Inflation-Protected Security 0.625% 2024[8]	71,105	76,901
U.S. Treasury Inflation-Protected Security 0.125% 2026[8]	307,763	339,763
U.S. Treasury Inflation-Protected Security 0.375% 2027[8]	82,514	94,225
U.S. Treasury Inflation-Protected Security 0.50% 2028[8]	136,382	156,930
U.S. Treasury Inflation-Protected Security 0.125% 2031[8]	180,922	205,094
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	909	1,406
U.S. Treasury Inflation-Protected Security 1.00% 2049[8]	144,063	200,135
U.S. Treasury Inflation-Protected Security 0.25% 2050[8]	3,036	3,575
U.S. Treasury Inflation-Protected Security 0.125% 2051[8]	54,063	62,076
		2,145,902
Total U.S. Treasury bonds & notes		8,264,800
Mortgage-backed obligations 3.31%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,9,10]	25,167	25,235
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.943% 2036[3,9,10]	14,672	14,701
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 2.82% 2034[9,10]	319	296
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.763% 2038[3,9,10]	11,596	11,627
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.193% 2038[3,9,10]	983	987
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.493% 2038[3,9,10]	3,732	3,751
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,9,10]	11,859	11,891
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,9,10]	16,361	16,387
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[9]	156	165
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[9]	94	99
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[9]	132	138
Capital Income Builder — Page 8 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[3,9,10]	$10,496	$10,560
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[3,9,10]	1,201	1,210
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.325% 2038[3,9,10]	1,258	1,271
Fannie Mae Pool #936484 6.00% 2021[9]	2	2
Fannie Mae Pool #AA8755 4.50% 2024[9]	1,286	1,352
Fannie Mae Pool #AA8211 4.50% 2024[9]	229	240
Fannie Mae Pool #930337 6.00% 2024[9]	3	4
Fannie Mae Pool #AX9959 3.50% 2029[9]	320	343
Fannie Mae Pool #BA2999 3.50% 2030[9]	331	355
Fannie Mae Pool #MA3438 3.50% 2033[9]	467	499
Fannie Mae Pool #CA1299 3.50% 2033[9]	138	149
Fannie Mae Pool #683351 5.50% 2033[9]	115	133
Fannie Mae Pool #CA4490 3.50% 2034[9]	764	817
Fannie Mae Pool #MA3658 3.50% 2034[9]	632	677
Fannie Mae Pool #902164 6.00% 2036[9]	2,020	2,399
Fannie Mae Pool #903076 6.00% 2036[9]	1,988	2,363
Fannie Mae Pool #887695 6.00% 2036[9]	1,460	1,732
Fannie Mae Pool #902503 6.00% 2036[9]	958	1,138
Fannie Mae Pool #894308 6.00% 2036[9]	178	200
Fannie Mae Pool #AS9772 3.50% 2037[9]	51	55
Fannie Mae Pool #AD0249 5.50% 2037[9]	148	171
Fannie Mae Pool #256960 6.50% 2037[9]	518	595
Fannie Mae Pool #256845 6.50% 2037[9]	96	115
Fannie Mae Pool #966172 7.00% 2037[9]	196	228
Fannie Mae Pool #923171 7.50% 2037[9]	28	31
Fannie Mae Pool #963269 5.50% 2038[9]	1,431	1,668
Fannie Mae Pool #963454 5.50% 2038[9]	1,249	1,456
Fannie Mae Pool #963796 5.50% 2038[9]	515	600
Fannie Mae Pool #963341 5.50% 2038[9]	362	422
Fannie Mae Pool #970772 5.50% 2038[9]	50	56
Fannie Mae Pool #929964 6.00% 2038[9]	722	855
Fannie Mae Pool #257137 7.00% 2038[9]	30	35
Fannie Mae Pool #AE0392 5.50% 2039[9]	89	104
Fannie Mae Pool #AE8073 4.00% 2040[9]	277	305
Fannie Mae Pool #AL0152 6.00% 2040[9]	4,904	5,805
Fannie Mae Pool #AB4050 4.00% 2041[9]	494	548
Fannie Mae Pool #AJ4189 4.00% 2041[9]	309	343
Fannie Mae Pool #AJ4154 4.00% 2041[9]	282	313
Fannie Mae Pool #AJ0257 4.00% 2041[9]	130	145
Fannie Mae Pool #AL1571 5.00% 2041[9]	3,599	4,074
Fannie Mae Pool #AL0913 6.00% 2041[9]	3,499	4,147
Fannie Mae Pool #AO6721 4.00% 2042[9]	12,971	14,332
Fannie Mae Pool #AJ9165 4.00% 2042[9]	7,160	7,885
Fannie Mae Pool #AL2745 4.00% 2042[9]	2,242	2,486
Fannie Mae Pool #890445 4.00% 2042[9]	1,665	1,838
Fannie Mae Pool #AO1820 4.00% 2042[9]	1,275	1,409
Fannie Mae Pool #890407 4.00% 2042[9]	784	869
Fannie Mae Pool #AS0831 4.50% 2043[9]	1,101	1,229
Fannie Mae Pool #AX2782 4.00% 2044[9]	4,074	4,453
Fannie Mae Pool #AW4026 4.00% 2044[9]	3,754	4,143
Fannie Mae Pool #AW4156 4.00% 2044[9]	3,100	3,413
Fannie Mae Pool #AY1313 4.00% 2045[9]	7,161	7,828
Capital Income Builder — Page 9 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL8522 3.50% 2046[9]	$1,258	$1,377
Fannie Mae Pool #AS7759 4.00% 2046[9]	18,499	20,243
Fannie Mae Pool #AS7939 4.00% 2046[9]	13,648	15,021
Fannie Mae Pool #AS6840 4.00% 2046[9]	9,441	10,362
Fannie Mae Pool #AS7598 4.00% 2046[9]	8,986	9,896
Fannie Mae Pool #AS7760 4.00% 2046[9]	8,509	9,264
Fannie Mae Pool #BC4712 4.00% 2046[9]	8,059	8,806
Fannie Mae Pool #BC4801 4.00% 2046[9]	4,685	5,119
Fannie Mae Pool #BC8719 4.00% 2046[9]	3,584	3,944
Fannie Mae Pool #BD1967 4.00% 2046[9]	2,911	3,204
Fannie Mae Pool #AL9190 4.00% 2046[9]	2,710	2,935
Fannie Mae Pool #BC8720 4.00% 2046[9]	2,493	2,713
Fannie Mae Pool #BD5477 4.00% 2046[9]	72	78
Fannie Mae Pool #MA2691 4.50% 2046[9]	1,558	1,701
Fannie Mae Pool #AS9313 4.00% 2047[9]	6,856	7,525
Fannie Mae Pool #MA3058 4.00% 2047[9]	4,937	5,306
Fannie Mae Pool #BJ1668 4.00% 2047[9]	4,649	5,093
Fannie Mae Pool #BH2491 4.00% 2047[9]	3,733	4,065
Fannie Mae Pool #BE3229 4.00% 2047[9]	2,607	2,845
Fannie Mae Pool #MA3211 4.00% 2047[9]	955	1,027
Fannie Mae Pool #MA2907 4.00% 2047[9]	47	50
Fannie Mae Pool #BD7165 4.00% 2047[9]	42	46
Fannie Mae Pool #AS9454 4.00% 2047[9]	37	39
Fannie Mae Pool #CA0243 4.50% 2047[9]	25,987	28,256
Fannie Mae Pool #BM4187 4.50% 2047[9]	24,155	26,915
Fannie Mae Pool #CA2157 4.00% 2048[9]	32,156	34,868
Fannie Mae Pool #CA2033 4.00% 2048[9]	15,589	16,903
Fannie Mae Pool #MA3384 4.00% 2048[9]	195	209
Fannie Mae Pool #MA3357 4.00% 2048[9]	6	7
Fannie Mae Pool #CA2204 4.50% 2048[9]	15,704	16,888
Fannie Mae Pool #BJ2751 4.50% 2048[9]	15,207	16,441
Fannie Mae Pool #BK4872 4.50% 2048[9]	5,789	6,257
Fannie Mae Pool #CA2493 4.50% 2048[9]	1,154	1,247
Fannie Mae Pool #BO2264 3.00% 2049[9]	13,794	14,977
Fannie Mae Pool #FM1262 4.00% 2049[9]	29,588	32,007
Fannie Mae Pool #CA4819 4.00% 2049[9]	13,616	14,826
Fannie Mae Pool #FM2675 4.00% 2049[9]	9,917	10,712
Fannie Mae Pool #BF0320 5.50% 2049[9]	17,563	20,390
Fannie Mae Pool #BP1961 3.00% 2050[9]	144,541	154,751
Fannie Mae Pool #CA5690 3.00% 2050[9]	102,034	109,241
Fannie Mae Pool #FM2872 3.00% 2050[9]	46,228	50,379
Fannie Mae Pool #CA5216 3.00% 2050[9]	22,282	23,758
Fannie Mae Pool #BO6274 3.00% 2050[9]	20,159	21,978
Fannie Mae Pool #CA5226 3.00% 2050[9]	10,350	11,070
Fannie Mae Pool #FM2676 4.00% 2050[9]	9,665	10,543
Fannie Mae Pool #BF0145 3.50% 2057[9]	42,074	45,952
Fannie Mae Pool #BF0379 3.50% 2059[9]	109,124	119,135
Fannie Mae Pool #BF0339 5.00% 2059[9]	47,115	55,051
Fannie Mae Pool #BF0497 3.00% 2060[9]	22,328	23,840
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[9]	322	363
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.369% 2036[9,10]	764	767
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	37	42
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[9]	48	58
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[9,10]	2,890	3,157
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[9]	755	701
Capital Income Builder — Page 10 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[9]	$486	$465
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[9]	179	169
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[9]	101	96
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[3,9,10]	10,300	10,354
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,9]	13,398	14,792
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[3,9,10]	6,145	6,272
Freddie Mac Pool #G13173 5.50% 2023[9]	78	80
Freddie Mac Pool #ZK3460 3.50% 2026[9]	41	44
Freddie Mac Pool #RD5008 3.50% 2029[9]	385	413
Freddie Mac Pool #ZS7148 3.50% 2030[9]	13	14
Freddie Mac Pool #V62089 3.50% 2033[9]	443	474
Freddie Mac Pool #ZS8716 3.50% 2033[9]	382	409
Freddie Mac Pool #G18723 3.50% 2034[9]	6,588	7,061
Freddie Mac Pool #ZT1799 3.50% 2034[9]	882	945
Freddie Mac Pool #J40379 3.50% 2034[9]	352	376
Freddie Mac Pool #QN3000 1.50% 2035[9]	253	258
Freddie Mac Pool #ZA2505 3.50% 2038[9]	486	515
Freddie Mac Pool #A76884 5.00% 2038[9]	362	400
Freddie Mac Pool #G04697 5.50% 2038[9]	1,254	1,463
Freddie Mac Pool #A87873 5.00% 2039[9]	4,579	5,209
Freddie Mac Pool #G06061 4.00% 2040[9]	713	787
Freddie Mac Pool #G06789 6.00% 2040[9]	53	63
Freddie Mac Pool #Q00232 4.50% 2041[9]	7,201	7,966
Freddie Mac Pool #Q00850 4.50% 2041[9]	231	256
Freddie Mac Pool #G08456 5.00% 2041[9]	103	113
Freddie Mac Pool #G06841 5.50% 2041[9]	2,343	2,730
Freddie Mac Pool #G60546 4.00% 2042[9]	5,496	6,023
Freddie Mac Pool #Q21442 4.50% 2043[9]	733	813
Freddie Mac Pool #760014 2.971% 2045[9,10]	989	1,035
Freddie Mac Pool #G60138 3.50% 2045[9]	20,485	22,621
Freddie Mac Pool #G60279 4.00% 2045[9]	7,292	7,997
Freddie Mac Pool #T65389 3.50% 2046[9]	107	112
Freddie Mac Pool #Q41088 4.00% 2046[9]	14,465	15,812
Freddie Mac Pool #Q41905 4.00% 2046[9]	6,897	7,539
Freddie Mac Pool #Q42626 4.00% 2046[9]	6,399	6,964
Freddie Mac Pool #Q44227 4.00% 2046[9]	1,483	1,618
Freddie Mac Pool #ZS4735 3.50% 2047[9]	4,523	4,815
Freddie Mac Pool #G08793 4.00% 2047[9]	29,044	31,208
Freddie Mac Pool #Q49716 4.50% 2047[9]	1,203	1,310
Freddie Mac Pool #Q52596 4.50% 2047[9]	431	468
Freddie Mac Pool #K39018 6.50% 2047[9]	50	54
Freddie Mac Pool #SI2002 4.00% 2048[9]	1,507	1,618
Freddie Mac Pool #Q55986 4.50% 2048[9]	19,456	21,049
Freddie Mac Pool #SD0214 3.00% 2049[9]	49,600	53,852
Freddie Mac Pool #QA5741 3.00% 2049[9]	6,243	6,692
Freddie Mac Pool #QA5125 3.50% 2049[9]	2,081	2,270
Freddie Mac Pool #ZT1704 4.50% 2049[9]	238,138	263,533
Freddie Mac Pool #SD8158 3.50% 2051[9]	3,840	4,083
Freddie Mac Pool #SD8164 3.50% 2051[9]	115	123
Freddie Mac, Series 2122, Class QM, 6.25% 2029[9]	693	778
Freddie Mac, Series 2021-DNA5, Class B1, (1-month USD-SOFR + 3.05%) 3.15% 2034[3,9,10]	482	495
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[9]	18,009	18,317
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[9]	10,044	10,176
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[9]	40,817	41,371
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[9]	5,965	6,097
Capital Income Builder — Page 11 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[9]	$10,367	$10,444
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[9]	2,994	3,051
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[9]	9,380	9,784
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[9]	10,000	10,632
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[9]	11,250	12,338
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[9]	3,500	3,776
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[9]	4,360	4,855
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[9,10]	8,906	9,992
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[9]	4,810	5,381
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[9,10]	4,390	4,893
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[9]	2,350	2,638
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[9]	192	185
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[9]	998	949
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[9]	657	611
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[9]	363	344
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[9]	260	247
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[9]	175	164
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[9]	106	100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[9]	12,487	13,125
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[9,10]	12,448	13,079
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[9]	10,529	11,320
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[9]	2,082	2,277
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[9]	11,166	12,099
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[9,10]	18,024	19,601
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[9]	19,465	20,533
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[9]	12,492	13,816
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[9]	10,152	11,223
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[9]	20,348	22,738
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[9]	5,733	6,344
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[9]	4,731	5,236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[9]	3,055	3,378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[9]	2,126	2,247
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[9]	43,090	45,281
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[9]	922	964
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[9]	57,546	60,650
Government National Mortgage Assn. 2.00% 2051[9,11]	94,275	96,400
Government National Mortgage Assn. 2.00% 2051[9,11]	80,725	82,683
Government National Mortgage Assn. 2.50% 2051[9,11]	144,068	149,498
Government National Mortgage Assn. 2.50% 2051[9,11]	83,281	86,590
Government National Mortgage Assn. 4.00% 2051[9,11]	6,541	6,918
Government National Mortgage Assn. 4.50% 2051[9,11]	16,882	17,948
Government National Mortgage Assn. Pool #736682 4.50% 2037[9]	1,009	1,129
Government National Mortgage Assn. Pool #783690 6.00% 2039[9]	1,133	1,303
Government National Mortgage Assn. Pool #738938 6.50% 2039[9]	156	181
Government National Mortgage Assn. Pool #751708 3.50% 2040[9]	81	86
Government National Mortgage Assn. Pool #783539 5.00% 2040[9]	1,370	1,483
Government National Mortgage Assn. Pool #783689 5.50% 2040[9]	1,570	1,828
Government National Mortgage Assn. Pool #783687 4.50% 2041[9]	1,329	1,441
Government National Mortgage Assn. Pool #783688 5.00% 2041[9]	1,560	1,734
Government National Mortgage Assn. Pool #005198 6.50% 2041[9]	544	628
Government National Mortgage Assn. Pool #MA3246 4.50% 2045[9]	2,274	2,521
Government National Mortgage Assn. Pool #MA2894 4.50% 2045[9]	1,687	1,871
Government National Mortgage Assn. Pool #MA5077 3.50% 2048[9]	7,596	8,053
Government National Mortgage Assn. Pool #MA5468 5.00% 2048[9]	861	929
Government National Mortgage Assn. Pool #MA5530 5.00% 2048[9]	216	233
Capital Income Builder — Page 12 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[9]	$1,819	$1,939
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[9]	26,267	28,294
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[9]	16,312	17,568
Government National Mortgage Assn. Pool #MA5712 5.00% 2049[9]	2,647	2,842
Government National Mortgage Assn. Pool #773426 4.70% 2061[9]	9	10
Government National Mortgage Assn. Pool #795485 4.613% 2062[9]	49	52
Government National Mortgage Assn. Pool #AG8207 4.818% 2064[9]	7	7
Government National Mortgage Assn. Pool #AG8088 4.819% 2064[9]	7	7
Government National Mortgage Assn. Pool #AG8193 4.827% 2064[9]	8	8
Government National Mortgage Assn. Pool #AG8117 4.904% 2064[9]	3	3
Government National Mortgage Assn. Pool #AG8244 4.814% 2065[9]	7	7
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[9]	682	637
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[9]	520	508
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.013% 2025[3,9,10]	14,033	14,073
GS Mortgage Securities Trust, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.294% 2038[3,9,10]	27,772	27,877
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[9]	835	840
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.243% 2038[3,9,10]	35,000	35,151
JP Morgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.10% 2022[3,4,9,10]	20,000	20,000
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[3,9,10]	3,713	3,798
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,9,10]	3,923	3,943
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,9,10]	3,183	3,188
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,9,10]	2,661	2,672
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.889% 2053[3,9,10]	15,542	15,547
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.989% 2053[3,9,10]	26,966	27,055
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.839% 2055[3,9,10]	13,171	13,159
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[3,9,10]	304	311
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[9]	3,000	3,116
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.10% 2023[3,9,10]	19,954	19,980
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.25% 2021[3,9,10]	20,314	20,333
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[3,9,10]	12,709	12,725
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[3,9,10]	60,892	60,892
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.339% 2049[3,9,10]	4,500	4,553
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,9]	4,703	4,730
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.839% 2055[3,9,10]	25,007	25,014
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[3,9,10]	2,394	2,447
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[3,9]	6,493	6,576
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,9,10]	1,927	1,954
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,9,10]	8,733	8,876
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.689% 2057[3,9,10]	1,394	1,394
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,9,10]	1,683	1,721
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[3,9,10]	1,121	1,155
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,9,10]	789	805
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,9,10]	2,179	2,259
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,9,10]	583	595
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,9]	99,004	100,505
Uniform Mortgage-Backed Security 2.50% 2036[9,11]	150,000	157,166
Uniform Mortgage-Backed Security 3.00% 2051[9,11]	223,601	233,917
Uniform Mortgage-Backed Security 3.50% 2051[9,11]	21,717	22,971
Uniform Mortgage-Backed Security 4.00% 2051[9,11]	46,102	49,297
Capital Income Builder — Page 13 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.50% 2051[9,11]	$57,440	$61,912
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[9]	4,000	4,324
		3,612,057
Corporate bonds, notes & loans 2.82% Energy 0.65%
AI Candelaria (Spain), SLU 5.75% 2033[3]	1,495	1,529
AI Candelaria (Spain), S.L.U. 7.50% 2028[3]	430	480
Apache Corp. 4.25% 2030	16,930	17,709
Apache Corp. 5.35% 2049	1,250	1,321
BP Capital Markets PLC 3.00% 2050	4,142	4,102
Canadian Natural Resources, Ltd. 2.95% 2023	2,390	2,472
Canadian Natural Resources, Ltd. 3.80% 2024	1,975	2,121
Canadian Natural Resources, Ltd. 3.85% 2027	1,000	1,109
Canadian Natural Resources, Ltd. 2.95% 2030	3,873	4,057
Cenovus Energy, Inc. 3.80% 2023	3,060	3,225
Cenovus Energy, Inc. 5.25% 2037	2,150	2,597
Cenovus Energy, Inc. 5.40% 2047	5,935	7,407
Cheniere Energy, Inc. 3.70% 2029	2,000	2,209
Chesapeake Energy Corp. 5.50% 2026[3]	1,070	1,119
Chesapeake Energy Corp. 5.875% 2029[3]	920	980
CITGO Petroleum Corp. 7.00% 2025[3]	4,900	5,036
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[3,12,13]	638	185
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[3]	3,000	3,141
DCP Midstream Operating LP 5.625% 2027	4,000	4,555
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,5,10,13]	845	846
Diamondback Energy, Inc. 4.75% 2025	2,000	2,246
DT Midstream, Inc. 4.375% 2031[3]	2,915	3,028
Enbridge Energy Partners LP 5.875% 2025	21,262	25,195
Enbridge Energy Partners LP 5.50% 2040	3,500	4,670
Enbridge Energy Partners LP 7.375% 2045	22,161	35,808
Enbridge, Inc. 3.40% 2051	718	742
Endeavor Energy Resources LP 6.625% 2025[3]	2,850	3,017
Energean Israel Finance, Ltd. 4.50% 2024[3]	915	933
Energean Israel Finance, Ltd. 5.875% 2031[3]	1,060	1,089
Energy Transfer Operating LP 5.00% 2050	2,270	2,673
Energy Transfer Partners LP 5.30% 2047	600	711
Energy Transfer Partners LP 6.00% 2048	700	893
Energy Transfer Partners LP 6.25% 2049	1,120	1,480
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[14]	7,500	6,774
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[14]	2,500	2,572
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[14]	5,220	5,148
Enterprise Products Operating LLC 4.20% 2050	2,795	3,299
EQM Midstream Partners LP 6.00% 2025[3]	2,500	2,726
EQM Midstream Partners LP 6.50% 2027[3]	1,255	1,410
EQM Midstream Partners LP 4.50% 2029[3]	2,290	2,325
EQT Corp. 7.625% 2025[14]	2,000	2,314
EQT Corp. 3.90% 2027	3,020	3,281
EQT Corp. 5.00% 2029	155	176
EQT Corp. 8.50% 2030[14]	15,000	19,724
EQT Corp. 3.625% 2031[3]	1,445	1,533
Equinor ASA 3.625% 2028	13,165	14,990
Capital Income Builder — Page 14 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Equinor ASA 3.25% 2049	$7,583	$8,224
Exxon Mobil Corp. 2.61% 2030	20,000	21,467
Gray Oak Pipeline, LLC 2.60% 2025[3]	1,952	2,026
Guara Norte SARL 5.198% 2034[3]	1,249	1,288
Harvest Midstream I, LP 7.50% 2028[3]	3,000	3,212
Hilcorp Energy I, LP 5.75% 2029[3]	665	679
Hilcorp Energy I, LP 6.00% 2031[3]	450	471
Indigo Natural Resources LLC 5.375% 2029[3]	2,455	2,565
Kinder Morgan Energy Partners LP 5.00% 2043	6,749	8,318
Kinder Morgan Energy Partners LP 5.50% 2044	1,600	2,068
Kinder Morgan, Inc. 3.15% 2023	1,190	1,234
Kinder Morgan, Inc. 4.30% 2025	39,379	43,856
Kinder Morgan, Inc. 2.00% 2031	3,000	2,955
Kinder Morgan, Inc. 5.55% 2045	34,704	45,759
Kinder Morgan, Inc. 5.20% 2048	1,492	1,917
Kinder Morgan, Inc. 3.25% 2050	2,007	1,980
Kinder Morgan, Inc. 3.60% 2051	15,000	15,728
Leviathan Bond, Ltd. 6.75% 2030[3]	1,390	1,565
Magellan Midstream Partners LP 3.95% 2050	4,000	4,416
Marathon Oil Corp. 4.40% 2027	3,375	3,853
MPLX LP 1.75% 2026	1,846	1,877
MPLX LP 4.125% 2027	2,445	2,759
MPLX LP 4.00% 2028	6,080	6,834
MPLX LP 2.65% 2030	1,994	2,050
MPLX LP 5.20% 2047	505	628
MPLX LP 5.50% 2049	2,500	3,261
Murphy Oil Corp. 5.875% 2027	1,005	1,044
Neptune Energy Group Holdings, Ltd. 6.625% 2025[3]	4,955	5,053
New Fortress Energy, Inc. 6.50% 2026[3]	6,985	7,066
NGL Energy Operating LLC 7.50% 2026[3]	7,435	7,649
NGPL PipeCo LLC 3.25% 2031[3]	1,607	1,678
NGPL PipeCo LLC 7.768% 2037[3]	2,000	2,930
NorthRiver Midstream Finance LP 5.625% 2026[3]	3,000	3,099
NuStar Logistics LP 5.75% 2025	2,870	3,132
Occidental Petroleum Corp. 5.50% 2025	1,400	1,542
Occidental Petroleum Corp. 5.875% 2025	2,880	3,200
Occidental Petroleum Corp. 3.50% 2029	3,555	3,555
Occidental Petroleum Corp. 4.40% 2049	6,000	5,831
Oleoducto Central SA 4.00% 2027[3]	1,065	1,101
ONEOK, Inc. 2.20% 2025	966	1,000
ONEOK, Inc. 5.85% 2026	4,557	5,401
ONEOK, Inc. 4.00% 2027	616	690
ONEOK, Inc. 4.55% 2028	203	234
ONEOK, Inc. 4.35% 2029	360	411
ONEOK, Inc. 3.10% 2030	2,234	2,367
ONEOK, Inc. 6.35% 2031	9,384	12,226
ONEOK, Inc. 4.95% 2047	628	754
ONEOK, Inc. 7.15% 2051	2,319	3,470
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	9,679
Petrobras Global Finance Co. 5.60% 2031	1,350	1,504
Petrobras Global Finance Co. 7.25% 2044	300	361
Petrobras Global Finance Co. 6.75% 2050	3,700	4,230
Petrobras Global Finance Co. 6.85% 2115	1,035	1,157
Petróleos Mexicanos 6.875% 2025[3]	5,500	6,063
Capital Income Builder — Page 15 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 4.50% 2026	$2,032	$2,061
Petróleos Mexicanos 6.84% 2030	4,391	4,586
Petróleos Mexicanos 5.95% 2031	580	571
Petróleos Mexicanos 6.75% 2047	1,190	1,065
Petróleos Mexicanos 6.35% 2048	4,571	3,913
Petróleos Mexicanos 7.69% 2050	2,200	2,141
Petróleos Mexicanos 6.95% 2060	1,275	1,146
Petrorio Luxembourg SARL 6.125% 2026[3]	2,370	2,441
Phillips 66 4.30% 2022	11,525	11,829
Phillips 66 Partners LP 3.605% 2025	540	583
Phillips 66 Partners LP 3.55% 2026	2,600	2,844
Phillips 66 Partners LP 3.75% 2028	670	742
Phillips 66 Partners LP 4.68% 2045	160	183
Phillips 66 Partners LP 4.90% 2046	735	875
Pioneer Natural Resources Company 1.90% 2030	3,933	3,823
Plains All American Pipeline LP 3.80% 2030	1,135	1,233
Qatar Petroleum 2.25% 2031[3]	1,730	1,753
Qatar Petroleum 3.30% 2051[3]	1,710	1,776
Rattler Midstream Partners LP 5.625% 2025[3]	875	915
SA Global Sukuk, Ltd. 2.694% 2031[3]	2,645	2,716
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	7,391
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	5,335
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,448
Sabine Pass Liquefaction, LLC 4.50% 2030	6,850	8,022
Schlumberger BV 4.00% 2025[3]	24,405	27,261
Southwestern Energy Co. 7.50% 2026	2,300	2,429
Southwestern Energy Co. 8.375% 2028	320	358
Sunoco Logistics Operating Partners LP 5.40% 2047	1,536	1,857
Sunoco LP 4.50% 2029	1,700	1,743
Targa Resources Partners LP 6.875% 2029	3,110	3,497
Targa Resources Partners LP 5.50% 2030	2,190	2,417
TC PipeLines LP 4.375% 2025	2,389	2,636
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[14]	49,286	55,262
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 2.366% 2067[10]	1,000	899
TransCanada PipeLines, Ltd. 4.10% 2030	14,805	17,164
Transportadora de Gas Peru SA 4.25% 2028[3]	1,090	1,173
Valaris, Ltd. 8.25% 2028[13]	221	228
Western Gas Partners LP 3.95% 2025	1,520	1,569
Western Gas Partners LP 4.65% 2026	3,105	3,332
Western Midstream Operating, LP 4.35% 2025[14]	5,040	5,286
Western Midstream Operating, LP 5.30% 2030[14]	3,755	4,221
Western Midstream Operating, LP 6.50% 2050[14]	3,956	4,663
Williams Companies, Inc. 3.50% 2030	4,749	5,252
		713,013
Communication services 0.43%
América Móvil, SAB de CV, 6.45% 2022	MXN45,000	2,270
América Móvil, SAB de CV, 8.46% 2036	147,200	7,399
AT&T, Inc. 2.25% 2032	$1,790	1,788
AT&T, Inc. 2.55% 2033[3]	5,181	5,236
AT&T, Inc. 3.30% 2052	1,000	1,000
AT&T, Inc. 3.50% 2053[3]	5,957	6,170
Cablevision Systems Corp. 5.75% 2030[3]	2,500	2,609
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	3,275	3,390
Capital Income Builder — Page 16 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[3]	$2,000	$2,099
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[3]	3,950	4,152
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	2,475	2,626
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	3,650	3,771
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[3]	20,425	21,289
Comcast Corp. 2.65% 2030	20,000	21,268
Embarq Corp. 7.995% 2036	725	813
Frontier Communications Holdings, LLC 5.875% 2029	731	749
Lamar Media Corp. 4.875% 2029	4,650	4,926
Level 3 Communications, Inc. 3.875% 2029[3]	2,500	2,700
Level 3 Financing, Inc. 3.75% 2029[3]	2,015	1,977
Match Group, Inc. 4.625% 2028[3]	4,025	4,235
Netflix, Inc. 3.625% 2025[3]	5,575	5,993
Netflix, Inc. 4.875% 2030[3]	4,650	5,609
News Corp. 3.875% 2029[3]	2,125	2,166
OUTFRONT Media Capital LLC 4.625% 2030[3]	6,650	6,707
SBA Tower Trust 1.631% 2026[3]	22,469	22,775
Scripps Escrow II, Inc. 3.875% 2029[3]	1,250	1,252
Sinclair Television Group, Inc. 4.125% 2030[3]	3,175	3,085
Sirius XM Radio, Inc. 3.875% 2022[3]	4,625	4,625
Sirius XM Radio, Inc. 4.00% 2028[3]	1,775	1,833
SoftBank Group Corp. 3.36% 2023[3]	625	628
Sprint Corp. 11.50% 2021	124,685	128,605
Sprint Corp. 6.875% 2028	32,170	41,543
Sprint Corp. 8.75% 2032	8,710	13,436
TEGNA, Inc. 4.625% 2028	3,500	3,611
T-Mobile US, Inc. 3.50% 2025	6,550	7,131
T-Mobile US, Inc. 3.75% 2027	10,000	11,168
T-Mobile US, Inc. 2.625% 2029	1,625	1,628
T-Mobile US, Inc. 3.875% 2030	8,975	10,164
T-Mobile US, Inc. 2.55% 2031	2,700	2,771
T-Mobile US, Inc. 2.875% 2031	1,625	1,636
T-Mobile US, Inc. 3.50% 2031[3]	27,500	28,882
T-Mobile US, Inc. 3.00% 2041	4,200	4,234
T-Mobile US, Inc. 4.50% 2050	3,125	3,827
T-Mobile US, Inc. 3.30% 2051	3,316	3,386
Verizon Communications, Inc. 1.45% 2026	11,025	11,182
Verizon Communications, Inc. 2.55% 2031	23,150	24,089
Verizon Communications, Inc. 2.875% 2050	4,250	4,150
Verizon Communications, Inc. 3.55% 2051	5,000	5,457
Vodafone Group PLC 4.25% 2050	4,575	5,417
		467,457
Consumer discretionary 0.38%
Booking Holdings, Inc. 4.625% 2030	8,000	9,632
Carnival Corp. 11.50% 2023[3]	34,321	38,740
Carnival Corp. 10.50% 2026[3]	2,270	2,602
Carnival Corp. 4.00% 2028[3]	3,000	2,991
Ford Motor Credit Company LLC 4.00% 2030	9,225	9,768
General Motors Company 6.80% 2027	3,226	4,109
General Motors Financial Co. 4.375% 2021	1,000	1,006
General Motors Financial Co. 3.45% 2022	20,390	20,711
General Motors Financial Co. 4.30% 2025	5,000	5,554
Grupo Axo, SAPI de CV, 5.75% 2026[3]	1,470	1,485
Capital Income Builder — Page 17 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hanesbrands, Inc. 5.375% 2025[3]	$500	$527
Harley-Davidson, Inc. 3.35% 2025[3]	3,135	3,356
Hilton Grand Vacations Borrower 5.00% 2029[3]	2,235	2,258
Hilton Worldwide Holdings, Inc. 5.75% 2028[3]	6,000	6,463
Hilton Worldwide Holdings, Inc. 4.00% 2031[3]	1,195	1,225
Home Depot, Inc. 2.95% 2029	4,775	5,278
Hyundai Capital America 3.10% 2022[3]	26,390	26,885
International Game Technology PLC 6.25% 2027[3]	7,000	7,951
Levi Strauss & Co. 3.50% 2031[3]	465	478
Lithia Motors, Inc. 3.875% 2029[3]	1,910	2,014
Lowe’s Companies, Inc. 4.05% 2047	4	5
Marriott International, Inc. 2.85% 2031	4,600	4,718
McDonald’s Corp. 2.625% 2022	1,035	1,046
McDonald’s Corp. 3.70% 2026	7,015	7,823
McDonald’s Corp. 2.125% 2030	4,136	4,252
McDonald’s Corp. 4.45% 2047	2,100	2,644
McDonald’s Corp. 3.625% 2049	4,898	5,582
Melco International Development, Ltd. 5.375% 2029[3]	3,380	3,500
MercadoLibre, Inc. 3.125% 2031	1,055	1,034
MGM Growth Properties LLC 5.625% 2024	2,245	2,433
MGM Growth Properties LLC 3.875% 2029[3]	1,815	1,864
MGM Resorts International 6.00% 2023	4,000	4,232
MGM Resorts International 6.75% 2025	1,500	1,594
Newell Rubbermaid, Inc. 4.35% 2023	1,750	1,834
NIKE, Inc. 3.875% 2045	7,145	8,795
Nordstrom, Inc. 4.25% 2031	4,000	4,214
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[3]	4,745	5,427
Royal Caribbean Cruises, Ltd. 10.875% 2023[3]	47,190	53,715
Royal Caribbean Cruises, Ltd. 11.50% 2025[3]	78,659	90,163
Royal Caribbean Cruises, Ltd. 4.25% 2026[3]	2,155	2,106
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	2,000	2,063
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[3]	6,007	6,536
Sands China, Ltd. 5.40% 2028	2,000	2,340
Starbucks Corp. 3.10% 2023	18,233	18,994
Starbucks Corp. 4.50% 2048	5,690	7,307
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[3]	2,390	2,465
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[3]	4,065	4,282
Wyndham Worldwide Corp. 4.375% 2028[3]	1,560	1,615
Wynn Resorts, Ltd. 7.75% 2025[3]	2,325	2,480
Wynn Resorts, Ltd. 5.125% 2029[3]	6,000	6,246
		414,342
Utilities 0.30%
AES Panama Generation Holdings SRL 4.375% 2030[3]	1,095	1,136
Ameren Corp. 2.50% 2024	1,616	1,704
Ameren Corp. 3.50% 2031	3,175	3,553
CMS Energy Corp. 4.875% 2044	1,275	1,664
Commonwealth Edison Co. 2.95% 2027	2,450	2,674
Consumers Energy Co. 4.05% 2048	6,425	8,035
Consumers Energy Co. 3.10% 2050	10,000	10,952
Consumers Energy Co. 3.75% 2050	5,625	6,860
Edison International 3.55% 2024	4,600	4,909
Edison International 4.95% 2025	700	778
Edison International 5.75% 2027	5,642	6,508
Capital Income Builder — Page 18 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 4.125% 2028	$2,158	$2,329
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[14]	16,424	19,265
Empresas Publicas de Medellin ESP 4.25% 2029	1,513	1,489
Empresas Publicas de Medellin ESP 4.375% 2031[3]	1,120	1,101
ENN Energy Holdings, Ltd. 2.625% 2030[3]	4,254	4,296
Entergy Louisiana, LLC 4.20% 2048	5,950	7,454
Eversource Energy 2.375% 2022	1,410	1,438
Eversource Energy 2.75% 2022	528	535
Eversource Energy 2.80% 2023	1,870	1,937
Eversource Energy 3.80% 2023	15,000	16,081
Exelon Corp. 4.45% 2046	8,115	10,116
Exelon Corp., junior subordinated, 3.497% 2022[14]	12,000	12,284
FirstEnergy Corp. 3.35% 2022[14]	359	364
FirstEnergy Corp. 2.05% 2025	1,502	1,530
FirstEnergy Corp. 1.60% 2026	2,600	2,588
FirstEnergy Corp. 4.40% 2027[14]	27,785	30,991
FirstEnergy Corp. 2.25% 2030	4,837	4,777
FirstEnergy Corp. 3.40% 2050	11,650	11,761
FirstEnergy Corp., Series B, 4.75% 2023[14]	1,262	1,329
IPALCO Enterprises, Inc. 3.70% 2024	2,000	2,160
Pacific Gas and Electric Co. 3.25% 2023	16,490	16,984
Pacific Gas and Electric Co. 3.40% 2024	3,665	3,828
Pacific Gas and Electric Co. 2.95% 2026	12,987	13,297
Pacific Gas and Electric Co. 3.15% 2026	1,365	1,401
Pacific Gas and Electric Co. 3.30% 2027	1,749	1,803
Pacific Gas and Electric Co. 3.30% 2027	738	755
Pacific Gas and Electric Co. 4.65% 2028	2,500	2,744
Pacific Gas and Electric Co. 4.55% 2030	1,100	1,175
Pacific Gas and Electric Co. 2.50% 2031	21,190	20,008
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,282
Pacific Gas and Electric Co. 3.50% 2050	19,610	17,583
PG&E Corp. 5.00% 2028	1,595	1,555
PG&E Corp. 5.25% 2030	890	870
Progress Energy, Inc. 7.75% 2031	2,500	3,632
Public Service Electric and Gas Co. 3.20% 2029	4,000	4,474
Public Service Enterprise Group, Inc. 3.20% 2049	3,300	3,644
San Diego Gas & Electric Co. 1.70% 2030	4,575	4,517
Southern California Edison Co. 1.845% 2022	2,204	2,206
Southern California Edison Co. 2.85% 2029	1,600	1,691
Southern California Edison Co. 2.25% 2030	4,515	4,549
Southern California Edison Co. 4.00% 2047	6,667	7,079
Southern California Edison Co. 4.125% 2048	6,667	7,331
Southern California Edison Co. 2.95% 2051	2,869	2,682
Southern California Edison Co., Series C, 3.60% 2045	4,463	4,578
Talen Energy Corp. 7.25% 2027[3]	2,290	2,092
Talen Energy Supply, LLC 7.625% 2028[3]	705	644
Venture Global Calcasieu Pass, LLC 3.875% 2029[3]	2,430	2,485
Venture Global Calcasieu Pass, LLC 4.125% 2031[3]	1,985	2,058
Xcel Energy, Inc. 2.60% 2029	3,875	4,111
Xcel Energy, Inc. 6.50% 2036	3,000	4,463
		328,119
Capital Income Builder — Page 19 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.27%	Principal amount (000)	Value (000)
AmerisourceBergen Corp. 2.70% 2031	$8,110	$8,488
Anthem, Inc. 2.375% 2025	1,534	1,613
AstraZeneca Finance LLC 1.75% 2028	1,310	1,334
AstraZeneca Finance LLC 2.25% 2031	102	106
Bayer US Finance II LLC 4.375% 2028[3]	3,000	3,481
Catalent, Inc. 3.125% 2029[3]	850	834
Centene Corp. 4.25% 2027	8,875	9,374
Centene Corp. 2.45% 2028	14,495	14,714
Centene Corp. 3.00% 2030	2,590	2,695
Centene Corp. 3.375% 2030	5,344	5,583
Centene Corp. 2.625% 2031	3,950	3,985
Charles River Laboratories International, Inc. 3.75% 2029[3]	445	458
Charles River Laboratories International, Inc. 4.00% 2031[3]	750	791
Cigna Corp. 2.40% 2030	965	1,005
Cigna Corp. 2.375% 2031	7,571	7,840
DaVita, Inc. 4.625% 2030[3]	3,820	3,954
Emergent BioSolutions, Inc. 3.875% 2028[3]	1,070	1,066
Endo International PLC 5.875% 2024[3]	225	223
HCA, Inc. 4.125% 2029	8,450	9,652
HCA, Inc. 5.25% 2049	5,000	6,568
Jazz Securities DAC 4.375% 2029[3]	2,050	2,139
Laboratory Corporation of America Holdings 4.70% 2045	6,900	8,647
Mallinckrodt PLC 5.625% 2023[3,12]	1,525	1,013
Molina Healthcare, Inc. 4.375% 2028[3]	1,595	1,671
Molina Healthcare, Inc. 3.875% 2030[3]	2,000	2,124
Organon Finance 1 LLC 5.125% 2031[3]	2,055	2,119
Shire PLC 2.875% 2023	2,730	2,855
Shire PLC 3.20% 2026	32,156	35,068
Syneos Health, Inc. 3.625% 2029[3]	1,540	1,532
Tenet Healthcare Corp. 7.50% 2025[3]	1,500	1,614
Tenet Healthcare Corp. 5.125% 2027[3]	6,000	6,293
Teva Pharmaceutical Finance Co. BV 2.80% 2023	19,620	19,419
Teva Pharmaceutical Finance Co. BV 6.00% 2024	34,087	35,855
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,500	3,848
Teva Pharmaceutical Finance Co. BV 3.15% 2026	39,530	37,982
Teva Pharmaceutical Finance Co. BV 6.75% 2028	24,805	27,503
Teva Pharmaceutical Finance Co. BV 4.10% 2046	20,859	18,445
UnitedHealth Group, Inc. 2.375% 2024	2,940	3,103
Zimmer Holdings, Inc. 3.15% 2022	2,400	2,434
		297,428
Financials 0.27%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	10,853
ACE INA Holdings, Inc. 4.35% 2045	3,230	4,167
Ally Financial, Inc. 5.75% 2025	2,500	2,862
Ally Financial, Inc. 8.00% 2031	1,235	1,769
American International Group, Inc. 4.20% 2028	6,815	7,899
Australia & New Zealand Banking Group, Ltd. 2.625% 2022	15,000	15,300
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[14]	15,275	16,591
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[14]	8,000	7,895
BNP Paribas 3.50% 2023[3]	25,000	26,202
Commonwealth Bank of Australia 2.688% 2031[3]	3,500	3,559
Credit Suisse Group AG 3.80% 2023	12,050	12,756
Danske Bank AS 3.875% 2023[3]	9,250	9,845
Capital Income Builder — Page 20 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[14]	$995	$1,022
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[14]	3,775	3,860
FS Energy and Power Fund 7.50% 2023[3]	2,980	3,101
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[14]	15,772	17,791
Goldman Sachs Group, Inc. 2.60% 2030	2,128	2,226
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[14]	3,125	3,241
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[14]	2,657	2,818
Groupe BPCE SA 2.75% 2023[3]	22,675	23,484
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[14]	12,500	14,562
Icahn Enterprises Finance Corp. 4.375% 2029	3,580	3,637
Intercontinental Exchange, Inc. 2.65% 2040	2,275	2,245
Intesa Sanpaolo SpA 3.375% 2023[3]	4,100	4,261
Intesa Sanpaolo SpA 5.017% 2024[3]	9,100	9,877
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[14]	7,650	8,503
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[14]	2,775	2,739
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[14]	785	817
JPMorgan Chase & Co., Series I, 3.599% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.47% on 7/30/2021)[14]	10,416	10,468
Ladder Capital Corp. 4.25% 2027[3]	3,000	2,999
Lloyds Banking Group PLC 4.375% 2028	5,375	6,227
LPL Financial Holdings, Inc. 4.625% 2027[3]	6,275	6,492
LPL Financial Holdings, Inc. 4.00% 2029[3]	2,500	2,541
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[14]	9,225	9,712
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[14]	632	642
MSCI, Inc. 4.00% 2029[3]	250	267
MSCI, Inc. 3.875% 2031[3]	575	612
National Australia Bank, Ltd. 2.99% 2031[3]	3,000	3,091
Navient Corp. 6.75% 2026	5,500	6,178
Navient Corp. 5.00% 2027	2,000	2,083
Rede D’Or Finance SARL 4.50% 2030[3]	5,600	5,721
Springleaf Finance Corp. 6.125% 2024	1,000	1,078
Starwood Property Trust, Inc. 5.00% 2021	2,000	2,009
U.S. Bancorp 3.15% 2027	4,000	4,434
		288,436
Industrials 0.17%
Allison Transmission Holdings, Inc. 3.75% 2031[3]	2,650	2,644
American Airlines, Inc. 5.75% 2029[3]	6,000	6,480
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	91	93
Avolon Holdings Funding, Ltd. 3.95% 2024[3]	4,016	4,294
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[14]	6,700	7,621
Boeing Company 4.508% 2023	25,029	26,603
Boeing Company 3.625% 2031	1,824	1,992
Boeing Company 3.60% 2034	5,000	5,362
Booz Allen Hamilton, Inc. 3.875% 2028[3]	1,125	1,149
Burlington Northern Santa Fe LLC 3.30% 2051	3,996	4,453
Carrier Global Corp. 2.242% 2025	1,360	1,424
Carrier Global Corp. 2.493% 2027	1,125	1,191
Carrier Global Corp. 2.722% 2030	12,267	13,011
Carrier Global Corp. 3.377% 2040	1,483	1,602
Carrier Global Corp. 3.577% 2050	1,289	1,438
CSX Corp. 2.40% 2030	7,186	7,482
Delta Air Lines, Inc. 7.00% 2025[3]	5,000	5,885
General Electric Capital Corp. 4.418% 2035	6,500	7,985
Capital Income Builder — Page 21 of 32

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Co. 3.625% 2030	$5,325	$6,021
GFL Environmental, Inc. 3.75% 2025[3]	2,500	2,572
Hillenbrand, Inc. 3.75% 2031	4,700	4,789
Icahn Enterprises Finance Corp. 6.25% 2026	500	526
Mexico City Airport Trust 5.50% 2047	2,500	2,530
Otis Worldwide Corp. 2.056% 2025	15,629	16,271
Rolls-Royce PLC 5.75% 2027[3]	4,415	4,829
SkyMiles IP, Ltd. 4.75% 2028[3]	1,840	2,058
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[10,15]	2,000	2,115
Spirit AeroSystems, Inc. 7.50% 2025[3]	1,640	1,743
The Brink’s Co. 5.50% 2025[3]	3,500	3,688
TransDigm, Inc. 6.25% 2026[3]	2,700	2,835
Union Pacific Corp. 3.95% 2059	4,500	5,403
United Airlines Holdings, Inc. 6.50% 2027[3]	3,795	4,137
United Airlines, Inc. 4.375% 2026[3]	1,080	1,113
United Airlines, Inc. 4.625% 2029[3]	875	901
United Rentals, Inc. 4.00% 2030	1,000	1,040
United Technologies Corp. 3.125% 2027	12,375	13,556
WESCO Distribution, Inc. 7.125% 2025[3]	3,150	3,390
WESCO Distribution, Inc. 7.25% 2028[3]	3,430	3,822
		184,048
Consumer staples 0.12%
7-Eleven, Inc. 0.95% 2026[3]	1,300	1,288
7-Eleven, Inc. 1.80% 2031[3]	3,540	3,458
7-Eleven, Inc. 2.50% 2041[3]	2,360	2,241
7-Eleven, Inc. 2.80% 2051[3]	3,195	3,080
Albertsons Companies, Inc. 4.875% 2030[3]	3,000	3,252
Altria Group, Inc. 4.40% 2026	1,173	1,334
Altria Group, Inc. 3.70% 2051	2,360	2,312
Anheuser-Busch InBev NV 4.75% 2029	15,000	18,059
Anheuser-Busch InBev NV 4.60% 2048	2,958	3,696
Anheuser-Busch InBev NV 4.50% 2050	2,500	3,113
ARAMARK Corp. 6.375% 2025[3]	2,000	2,113
British American Tobacco PLC 3.557% 2027	7,650	8,287
British American Tobacco PLC 4.70% 2027	7,862	8,951
British American Tobacco PLC 4.906% 2030	5,000	5,823
British American Tobacco PLC 4.39% 2037	1,300	1,432
British American Tobacco PLC 4.54% 2047	2,965	3,211
British American Tobacco PLC 4.758% 2049	2,534	2,809
Conagra Brands, Inc. 5.30% 2038	739	958
InRetail Consumer 3.25% 2028	200	196
JBS Luxembourg SARL 3.625% 2032[3]	420	423
JBS USA Lux SA 5.50% 2030[3]	3,150	3,520
Kraft Heinz Company 3.00% 2026	2,072	2,207
Kraft Heinz Company 3.875% 2027	2,795	3,098
Kraft Heinz Company 4.25% 2031	1,816	2,098
Kraft Heinz Company 5.20% 2045	8,000	10,161
Kraft Heinz Company 5.50% 2050	1,177	1,579
MARB BondCo PLC 3.95% 2031[3]	1,677	1,632
NBM US Holdings, Inc. 6.625% 2029[3]	3,000	3,361
Reckitt Benckiser Group PLC 2.375% 2022[3]	2,870	2,920
Reckitt Benckiser Treasury Services PLC 2.75% 2024[3]	2,215	2,338
Reynolds American, Inc. 4.45% 2025	7,045	7,836
Capital Income Builder — Page 22 of 32

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American, Inc. 5.85% 2045	$640	$801
TreeHouse Foods, Inc. 4.00% 2028	725	728
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,225
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,503
		134,043
Information technology 0.11%
Apple, Inc. 2.375% 2041	3,540	3,497
Apple, Inc. 2.65% 2051	3,540	3,536
Black Knight, Inc. 3.625% 2028[3]	1,880	1,886
Booz Allen Hamilton, Inc. 4.00% 2029[3]	505	520
Broadcom, Inc. 4.70% 2025	24,028	27,009
Broadcom, Inc. 4.75% 2029	5,000	5,878
Broadcom, Inc. 2.45% 2031[3]	2,905	2,897
Broadcom, Inc. 2.60% 2033[3]	2,990	2,981
Broadcom, Inc. 3.50% 2041[3]	2,338	2,432
Broadcom, Inc. 3.75% 2051[3]	1,203	1,273
Dell International LLC / EMC Corp. 8.35% 2046	3,878	6,369
Fidelity National Information Services, Inc. 2.25% 2031	1,220	1,242
Fidelity National Information Services, Inc. 3.10% 2041	212	224
Fiserv, Inc. 2.65% 2030	1,918	2,020
Gartner, Inc. 4.50% 2028[3]	1,600	1,694
Lenovo Group, Ltd. 5.875% 2025	38,190	43,557
Oracle Corp. 2.875% 2031	4,108	4,351
Oracle Corp. 3.60% 2050	2,500	2,619
Oracle Corp. 3.95% 2051	2,029	2,263
ServiceNow, Inc. 1.40% 2030	3,090	2,961
SK hynix, Inc. 2.375% 2031[3]	1,192	1,184
VeriSign, Inc. 2.70% 2031	625	648
		121,041
Materials 0.07%
Anglo American Capital PLC 2.625% 2030[3]	2,819	2,894
Anglo American Capital PLC 3.95% 2050[3]	803	883
Axalta Coating Systems LLC 4.75% 2027[3]	3,675	3,884
Ball Corp. 2.875% 2030	4,600	4,559
Braskem Idesa SAPI 7.45% 2029[3]	2,842	2,946
Braskem SA 5.875% 2050[3]	2,500	2,805
Cleveland-Cliffs, Inc. 9.875% 2025[3]	926	1,083
Consolidated Energy Finance SA 6.50% 2026[3]	3,060	3,106
Dow Chemical Co. 5.55% 2048	2,500	3,612
Graphic Packaging International, Inc. 3.50% 2028[3]	5,000	5,074
International Flavors & Fragrances, Inc. 2.30% 2030[3]	2,600	2,664
LYB International Finance III, LLC 4.20% 2050	2,000	2,377
LYB International Finance III, LLC 3.625% 2051	4,001	4,439
Mercer International, Inc. 5.125% 2029	1,325	1,353
Methanex Corp. 5.125% 2027	4,430	4,809
Mosaic Co. 4.25% 2023	1,700	1,824
Nova Chemicals Corp. 4.875% 2024[3]	1,500	1,588
Nova Chemicals Corp. 5.25% 2027[3]	3,840	4,142
OCI NV 5.25% 2024[3]	2,455	2,528
Olin Corp. 5.625% 2029	5,000	5,501
Olin Corp. 5.00% 2030	1,850	1,986
Sherwin-Williams Company 3.45% 2027	5,851	6,510
Capital Income Builder — Page 23 of 32

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
SPCM SA 4.875% 2025[3]	$5,000	$5,126
Valvoline, Inc. 3.625% 2031[3]	2,290	2,283
Westlake Chemical Corp. 5.00% 2046	1,985	2,557
Westlake Chemical Corp. 4.375% 2047	415	499
		81,032
Real estate 0.05%
American Campus Communities, Inc. 3.875% 2031	1,240	1,401
American Tower Corp. 2.70% 2031	1,783	1,873
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[3]	980	1,002
Corporate Office Properties LP 2.25% 2026	533	552
Equinix, Inc. 2.90% 2026	6,572	7,092
Equinix, Inc. 1.55% 2028	875	873
FIBRA SOMA 4.375% 2031[3]	2,753	2,701
Gaming and Leisure Properties, Inc. 4.00% 2030	2,500	2,730
Hospitality Properties Trust 4.50% 2023	2,990	3,061
Hospitality Properties Trust 4.50% 2025	1,965	1,961
Hospitality Properties Trust 7.50% 2025	906	1,022
Hospitality Properties Trust 3.95% 2028	4,150	3,896
Howard Hughes Corp. 5.375% 2028[3]	5,675	6,016
Howard Hughes Corp. 4.375% 2031[3]	825	824
Iron Mountain, Inc. 5.00% 2028[3]	2,410	2,508
Iron Mountain, Inc. 4.875% 2029[3]	3,085	3,236
Iron Mountain, Inc. 4.50% 2031[3]	955	978
Kennedy-Wilson Holdings, Inc. 4.75% 2029	1,150	1,183
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,125	1,157
Sun Communities Operating LP 2.70% 2031	3,072	3,150
Westfield Corp., Ltd. 3.50% 2029[3]	2,083	2,222
		49,438
Total corporate bonds, notes & loans		3,078,397
Asset-backed obligations 0.51%
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[3,9]	5,000	5,037
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,9]	12,814	13,482
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,9]	8,090	8,378
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,9]	1,383	1,476
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,9]	321	326
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[3,9]	2,000	2,100
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[3,9]	2,000	2,130
Blackbird Capital Aircraft, Series 2021-1, Class B, 3.446% 2046[3,9]	481	492
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[3,9]	700	705
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,9]	37,832	38,714
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,9]	6,151	6,293
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,9]	1,256	1,288
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,9]	233	239
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,9]	28,368	28,893
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,9]	703	715
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[3,9]	918	930
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[3,9]	332	344
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[3,9]	599	614
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,9]	9,264	9,419
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[9]	— [16]	—[16]
Capital Income Builder — Page 24 of 32

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 0.283% 2035[9,10]	$41	$39
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.233% 2036[9,10]	2,175	2,032
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.233% 2037[9,10]	2,696	2,576
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.243% 2037[9,10]	5,710	5,447
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[9]	11,597	11,603
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.53% 2023[3,9]	204	205
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44% 2024[9]	12,750	12,780
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[9]	5,558	5,603
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[9]	6,757	6,954
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,9]	5,710	5,877
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,9]	17,536	17,619
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,9]	22,965	24,353
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,9]	9,089	9,498
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,9]	40,645	44,006
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,9]	61,528	63,088
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,9]	5,664	5,738
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,9]	2,686	2,840
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,9]	1,389	1,409
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,9]	381	393
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[3,9]	13,004	13,112
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[3,9]	4,878	4,916
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[3,9]	779	787
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[3,9]	14,098	14,319
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[3,9]	5,267	5,359
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[3,9]	826	843
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,9]	4,017	4,018
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,9]	24,874	24,992
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,9]	28,255	28,376
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,9]	66,440	66,934
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[3,9]	7,425	7,501
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,9]	5,757	5,761
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[9]	1,288	1,318
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,9]	8,225	8,192
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,9]	376	383
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[3,9]	1,098	1,133
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[3,9]	5,335	5,460
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[3,9,10]	19,538	19,737
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,9]	1,858	1,890
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[3,9]	743	770
		559,436
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Dominican Republic 4.50% 2030[3]	401	412
Dominican Republic 5.30% 2041[3]	571	580
Dominican Republic 5.875% 2060[3]	700	708
Oman (Sultanate of) 4.875% 2030[3]	870	907
Panama (Republic of) 4.50% 2056	2,585	2,959
Peru (Republic of) 3.23% 2121	3,600	3,042
Peru (Republic of) 2.783% 2031	19,165	19,288
Peru (Republic of) 2.78% 2060	2,950	2,547
Portuguese Republic 5.125% 2024	41,500	47,302
Capital Income Builder — Page 25 of 32

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 4.50% 2028[3]	$7,070	$8,389
Qatar (State of) 5.103% 2048[3]	4,800	6,447
Romania 3.50% 2034	€1,770	2,383
Saudi Arabia (Kingdom of) 3.628% 2027[3]	$5,000	5,525
Saudi Arabia (Kingdom of) 3.625% 2028[3]	11,435	12,679
United Mexican States 3.25% 2030	5,965	6,225
United Mexican States 5.00% 2051	2,370	2,722
United Mexican States 3.75% 2071	1,760	1,628
		123,743
Municipals 0.05% Illinois 0.03%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	22,485	26,988
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	8,404
Ohio 0.01%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	4,940	5,235
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	895	916
		6,151
California 0.00%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,933
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,850
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,182
		3,032
Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	1,185	1,237
Total municipals		49,745
Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 2026	37,230	39,763
Total bonds, notes & other debt instruments (cost: $14,934,449,000)		15,727,941
Short-term securities 5.19% Money market investments 5.17%	Shares
Capital Group Central Cash Fund 0.05%[6,17]	56,402,984	5,640,862
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.05%[6,17,18]	92,030	9,204
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[17,18]	3,610,978	3,611
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[17,18]	2,900,000	2,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[17,18]	2,700,000	2,700
Capital Income Builder — Page 26 of 32

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Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[17,18]	500,000	$500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[17,18]	300,000	300
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[17,18]	100,000	100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[17,18]	100,000	100
Total money market investments purchased with collateral from securities on loan		19,415
Total short-term securities (cost: $5,659,517,000)		5,660,277
Total investment securities 100.78% (cost: $85,594,688,000)		109,884,559
Other assets less liabilities (0.78)%		(855,612)
Net assets 100.00%		$109,028,947
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[19] (000)	Value at 7/31/2021[20] (000)	Unrealized (depreciation) appreciation at 7/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	6,570	September 2021	$1,314,000	$1,449,712	$(252)
5 Year U.S. Treasury Note Futures	Long	8,527	September 2021	852,700	1,061,145	5,039
10 Year U.S. Treasury Note Futures	Short	3,385	September 2021	(338,500)	(455,124)	(8,219)
10 Year Ultra U.S. Treasury Note Futures	Short	4,443	September 2021	(444,300)	(667,561)	(23,962)
20 Year U.S. Treasury Bond Futures	Long	493	September 2021	49,300	81,206	4,017
30 Year Ultra U.S. Treasury Bond Futures	Long	3,393	September 2021	339,300	677,010	42,156
						$18,779
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 7/31/2021 (000)
Purchases (000)	Sales (000)
USD450	EUR380	Morgan Stanley	8/19/2021	$(1)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 7/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 7/31/2021 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$2,089,300	$10,013	$1,301	$8,712
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(30,737)	—	(30,737)
3-month USD-LIBOR	0.619%	12/20/2029	739,000	32,100	382	31,718
3-month USD-LIBOR	0.811%	7/27/2050	187,800	38,316	—	38,316
					$1,683	$48,009
Capital Income Builder — Page 27 of 32

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Investments in affiliates6

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)
Common stocks 2.60%
Information technology 0.34%
Vanguard International Semiconductor Corp.[1]	$262,101	$127,467	$92,371	$1,948	$72,934	$372,079	$—
Consumer staples 0.00%
Convenience Retail Asia Ltd.[4,21]	28,843	—	4,176	(23,399)	(1,268)	—	25,489
Vector Group, Ltd.[21]	88,459	—	41,781	906	36,961	—	4,660
						—
Real estate 1.80%
VICI Properties, Inc. REIT	363,129	480,808	—	—	190,090	1,034,027	27,481
Gaming and Leisure Properties, Inc. REIT	255,047	201,035	261	—	101,336	557,157	19,466
TAG Immobilien AG	191,036	77,916	14,672	(407)	23,513	277,386	6,417
Powergrid Infrastructure Investment Trust[1]	—	82,555	—	—	11,999	94,554	—
						1,963,124
Communication services 0.03%
Zegona Communications PLC	20,137	—	—	—	8,976	29,113	956
Euskaltel, SA, non-registered shares[21]	110,494	—	153,913	44,995	(1,576)	—	1,970
						29,113
Industrials 0.43%
BOC Aviation, Ltd.	221,438	—	—	—	40,575	262,013	4,186
Trinity Industries, Inc.	145,294	—	—	—	63,779	209,073	4,859
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[21]	124,054	—	43,819	(11,326)	39,189	—	5,206
						471,086
Total common stocks						2,835,402
Investment funds 2.83%
Capital Group Central Corporate Bond Fund, Class M	—	3,057,319	—	—	27,112	3,084,431	8,834
Short-term securities 5.18%
Money market investments 5.17%
Capital Group Central Cash Fund 0.05%[17]	4,530,902	13,073,862	11,963,902	(105)	105	5,640,862	3,282
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 0.05%[17,18]	—	9,204[22]				9,204	—[23]
Total short-term securities						5,650,066
Total 10.61%				$12,612	$613,725	$11,569,899	$112,806
Capital Income Builder — Page 28 of 32

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $33,396,000, which represented .03% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,351,559,000, which represented 2.16% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $72,839,000, which represented .07% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $116,989,000, which represented .11% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Purchased on a TBA basis.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[14]	Step bond; coupon rate may change at a later date.
[15]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,115,000, which represented less than .01% of the net assets of the fund.
[16]	Amount less than one thousand.
[17]	Rate represents the seven-day yield at 7/31/2021.
[18]	Security purchased with cash collateral from securities on loan.
[19]	Notional amount is calculated based on the number of contracts and notional contract size.
[20]	Value is calculated based on the notional amount and current market price.
[21]	Unaffiliated issuer at 7/31/2021.
[22]	Represents net activity.
[23]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Income Builder — Page 29 of 32

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,960,238,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $44,379,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $5,031,417,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Income Builder — Page 30 of 32

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$16,476,431	$—	$34	$16,476,465
Information technology	10,328,451	—	—	10,328,451
Consumer staples	9,928,460	—	—	9,928,460
Health care	8,980,425	—	—	8,980,425
Real estate	8,097,620	—	—	8,097,620
Utilities	7,680,739	50,970	—	7,731,709
Energy	5,106,983	4,169	—	5,111,152
Materials	5,107,480	—	—	5,107,480
Communication services	4,839,078	—	—	4,839,078
Industrials	4,336,782	—	—	4,336,782
Consumer discretionary	3,029,006	—	—	3,029,006
Preferred securities	201,615	10,498	—	212,113
Rights & warrants	499	—	—	499
Convertible stocks	1,181,185	—	—	1,181,185
Investment funds	3,084,431	—	—	3,084,431
Convertible bonds & notes	—	51,485	—	51,485
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	8,264,800	—	8,264,800
Mortgage-backed obligations	—	3,612,057	—	3,612,057
Corporate bonds, notes & loans	—	3,077,551	846	3,078,397
Asset-backed obligations	—	559,436	—	559,436
Bonds & notes of governments & government agencies outside the U.S.	—	123,743	—	123,743
Municipals	—	49,745	—	49,745
Federal agency bonds & notes	—	39,763	—	39,763
Short-term securities	5,660,277	—	—	5,660,277
Total	$94,039,462	$15,844,217	$880	$109,884,559
Capital Income Builder — Page 31 of 32

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$51,212	$—	$—	$51,212
Unrealized appreciation on interest rate swaps	—	78,746	—	78,746
Liabilities:
Unrealized depreciation on futures contracts	(32,433)	—	—	(32,433)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on interest rate swaps	—	(30,737)	—	(30,737)
Total	$18,779	$48,008	$—	$66,787
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR/€ = Euros
Fac. = Facility
Facs. = Facilities
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-012-0921O-S85342	Capital Income Builder — Page 32 of 32